Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 59,188	₱ 75,089
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	50,694	65,718
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,621	16,825
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	73,809	91,914
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	45,898	60,598
Costs [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,796	5,120
Costs [Member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,494	9,371
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,621	16,825
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	66,044	83,891
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,919	3,689
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	607	1,153
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	23,907	40,237
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,986	508
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,676	17,142
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,079	13,318
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,341	1,520
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	241	226
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,288	6,098
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	38,431	52,689
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,672	5,006
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,020	2,833
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Other Financial Assets [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	287	282
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Debt Instruments at Amortized Cost [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	607	1,153
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	23,638	39,956
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	269	281
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,986	508
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Retail subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,411	3,263
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Retail subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	297	2,348
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Corporate subscribers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,650	3,358
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Corporate subscribers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,044	228
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Foreign administrations [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	193	246
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Foreign administrations [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	486	567
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Domestic carriers [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	78	14
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Domestic carriers [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	46	38
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Dealers agents and others [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	848	1,358
Costs [Member] | Financial assets at amortised cost, category [member] | Financial Assets Neither Past Due Nor Impaired [Member] | Dealers agents and others [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,243	1,262
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,494	9,371
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,929	1,541
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,677	4,874
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	541	471
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	103	113
Costs [Member] | Financial assets at amortised cost, category [member] | Financial assets past due but not impaired [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,244	2,372
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,447	16,825
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	612	574
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,039	9,990
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,708	4,858
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	121	236
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14	61
Costs [Member] | Financial assets at amortised cost, category [member] | Impaired [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	953	1,106
Costs [Member] | financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,765	7,855
Costs [Member] | financial assets at FVPL [Member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,856	6,972
Costs [Member] | financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	429	481
Costs [Member] | financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	339	380
Costs [Member] | financial assets at FVPL [Member] | Interest Rate Swap Contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	93	22
Costs [Member] | financial assets at FVPL [Member] | Long Term Currency Swap Contract
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	48
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,467	7,741
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	124	114
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Other Financial Assets [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,856	6,972
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Short Term Investments1 | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	255	481
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Financial Assets at FVPL | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	215	266
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Financial Assets at FVPL | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	124	114
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Interest Rate Swap Contract [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	93	22
Costs [Member] | financial assets at FVPL [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Long Term Currency Swap Contract | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	48
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	174
Costs [Member] | financial assets at FVPL [Member] | Impaired [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 174
Costs [Member] | Financial Instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		168
Costs [Member] | Financial Instruments at FVOCI [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		168
Costs [Member] | Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		168
Costs [Member] | Fair value changes of financial instrument at FVOCI [Member] | Financial Assets Neither Past Due Nor Impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		₱ 168